Related Party Transactions and Balances - Schedule of Related Parties with the Company (Details)	6 Months Ended
Dec. 31, 2024
Mr. Lee, Yat Lung Andrew (“Mr. Lee”) [Member]
Related Party Transaction [Line Items]
Relationship of related parties with the company	Chairman and Chief Executive Officer of the Company
Boxasone Limited (“BAO”) [Member]
Related Party Transaction [Line Items]
Relationship of related parties with the company	Mr. Lee is a sole director and a shareholder
China Information Technology Development Limited (“CITD”) [Member]
Related Party Transaction [Line Items]
Relationship of related parties with the company	Shareholder of the Company